SCHEDULE OF FINANCE EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest expense - Debentures	[1]	$ 1,120	$ 984	$ 1,942	$ 1,632
Interest expense - other		8	16	38	46
Rehabilitation provision - accretion		32	18	64	36
Post-retirement benefits - accretion	[2]	26	7	57	15
Unrealized loss on currency hedges					21
Finance expenses		$ 1,186	$ 1,025	$ 2,101	$ 1,750

[1]	The Debentures are recorded at amortized cost and accreted to the principal amount over the term of the Debentures (Note 7). For the six months ended June 30, 2022, $694 (June 30, 2021 – $727) relates to the coupon interest expense, and $1,248 (June 30, 2021 – $905) relates to accretion using the effective interest rate method.
[2]	Reflects the discounting of post-retirement benefit liabilities. The post-retirement benefit accretion presented in Note 6 includes current service cost accretion of $209 (December 31, 2021 – $199) recorded in cost of sales.